Subsequent events - Additional Information (Detail) $ in Thousands				12 Months Ended
	Mar. 31, 2022 USD ($)	Jan. 31, 2022 USD ($) Countries	Jan. 13, 2022 USD ($)	Dec. 31, 2021 USD ($) Countries
Subsequent Event [Line Items]
Non Controlling Interest Number Of Instalments Paid | Countries				4
Payment for the redemption of non controlling interest				$ 1,600
Stays [Member]
Subsequent Event [Line Items]
Business combination total consideration			$ 15,650,000
Subsequent Event [Member] | Series A Redeemable Non Convertible Preferred Stock [Member] | Accumulated [Member]
Subsequent Event [Line Items]
Payment of dividends to redeemable non controlling preferred stock holders	$ 15,375
Subsequent Event [Member] | Series B Redeemable Convertible Preferred Stock [Member] | Accumulated [Member]
Subsequent Event [Line Items]
Payment of dividends to redeemable non controlling preferred stock holders	$ 493
Subsequent Event [Member] | Koin Administradora De Cartoes E Meios De Pagamentos SA [Member]
Subsequent Event [Line Items]
Decrease in non controlling interest due to redemptions		$ 3,200
Non Controlling Interest Number Of Instalments Payable | Countries		8
Subsequent Event [Member] | Stays [Member] | Leading Vacation Rental Channel Manager [Member]
Subsequent Event [Line Items]
Business combination total consideration			$ 3,100
Business Acquisition, Percentage of Voting Interests Acquired			51.00%